Issued share capital, share premium account and share options - Range of exercise price (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) Options € / shares	Mar. 31, 2019 EUR (€) Options € / shares	Mar. 31, 2018 EUR (€) Options € / shares	Mar. 31, 2017 Options € / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price | € / shares	€ 9.57	€ 9.38	€ 7.70	€ 7.70
Number of options outstanding	34.8	39.8	20.1	20.1
Weighted average remaining contractual life	4 years 10 months 24 days
Number of options exercised	3.0	0.0	0.0
Share based payments | €	€ 7.0	€ 7.7	€ 6.4
Exercise price of 6.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 6.25
Number of options outstanding	6.0
Weighted average remaining contractual life	2 years 3 months 18 days
Exercise price of 6.74 [Member
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 6.74
Number of options outstanding	3.1
Weighted average remaining contractual life	2 years 6 months
Exercise price of 8.35
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 8.35
Number of options outstanding	5.0
Weighted average remaining contractual life	2 years 7 months 6 days
Exercise price of 11.12
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 11.12
Number of options outstanding	18.1
Weighted average remaining contractual life	6 years 10 months 24 days
Exercise price of 11.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 11.38
Number of options outstanding	0.0
Weighted average remaining contractual life	2 years 3 months 18 days
Exercise price of 12.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 12.00
Number of options outstanding	2.3
Weighted average remaining contractual life	4 years 4 months 24 days
Exercise price of 14.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 14.40
Number of options outstanding	0.1
Weighted average remaining contractual life	5 years 1 month 6 days
Exercise price of 17.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 17.55
Number of options outstanding	0.1
Weighted average remaining contractual life	2 years 3 months 18 days